Basis of Presentation (Details)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) segment	Sep. 30, 2025 segment	Dec. 31, 2024 segment
RSU's
Variable Interest Entity [Line Items]
Vesting period			3 years
Vesting percent		33.33%	33.33%
RSU's | Tranche One
Variable Interest Entity [Line Items]
Vesting percent			33.00%
RSU's | Tranche Two
Variable Interest Entity [Line Items]
Vesting percent			33.00%
RSU's | Tranche Three
Variable Interest Entity [Line Items]
Vesting percent			33.00%
Number of operating segments		2	2
Minimum
Variable Interest Entity [Line Items]
Management fee, term			4 years
Maximum
Variable Interest Entity [Line Items]
Management fee, term			7 years
Insurance Solutions
Variable Interest Entity [Line Items]
Number of operating segments		1
Number of reporting units			2
Asset Management
Variable Interest Entity [Line Items]
Number of operating segments	1	1
Number of reporting units			1
Yukon New Parent, Inc.
Variable Interest Entity [Line Items]
Uncertain tax positions | $	$ 0